Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Previous Carrying Values and Fair Values Recognized on Acquisition Date

The purchase price consideration has been allocated to the identifiable assets and liabilities on the basis of fair values at the date of acquisition.  The corresponding carrying amounts immediately before the acquisition are as follows:

	Previous Carrying Values		Fair Values Recognized on Acquisition
	In S.G. Dollar	In Php(1)	In S.G. Dollar	In Php(1)
	(in millions)
Assets:
Property and equipment (Note 9)	—	0.3	—	0.3
Intangibles	—	—	0.8	25.9
Cash and cash equivalents	0.1	2.7	0.1	2.7
Trade receivables	0.1	5.1	0.1	5.1
Prepayments and other current assets	—	0.1	—	0.1
	0.2	8.2	1.0	34.1
Liabilities:
Accounts payable and other liabilities	0.1	4.6	0.1	4.6
Deferred income tax liability	—	—	0.1	4.4
	0.1	4.6	0.2	9.0
Total identifiable net assets acquired	0.1	3.6	0.8	25.1
Goodwill from the acquisition (Note 15)			5.9	195.5
Purchase consideration transferred			6.7	220.6
Cash paid			4.1	137.3
Accounts payable – others			2.5	83.3
Cash flow from investing activity:			6.6	220.6
Cash paid			4.1	137.3
Cash acquired			(0.1)	(2.7)
			4.0	134.6

(1) Converted to Philippine Peso using the exchange rate at the time of purchase of Php33.08 to SGD1.00.